
[AIM Logo                              Dear Shareholder:
 appears here]
                                       The Treasury Portfolio of Short-Term Investments Trust benefited from
                   [PHOTO of           stabilizing economic conditions during the fiscal year ended August 31, 1995.
                   Charles T. Bauer,    It was a year marked by contrast. Early in 1995, the Federal Reserve Board
       LETTER      Chairman of the     completed a yearlong policy of tightening interest rates to defuse threatening
                   Board of the Fund,  inflationary pressures. Robust economic growth at the 5.1% annualized rate
       TO OUR      APPEARS HERE]       logged in the fourth quarter of 1994 was considered unsustainable by most analysts.
 SHAREHOLDERS                           Following a noninflationary 2.7% annualized rate during 1995's first quarter, economic growth slowed during the second quarter to an annual rate of just 1.3%. In July, the Federal Reserve turned recession fighter and eased short-term interest rates by 0.25%.
                   At its August meeting, the Federal Reserve left rates unchanged. Federal Reserve vice chairman Alan Blinder recently told The Wall Street Journal, "The risk of recession now looks small."

                   YOUR INVESTMENT PORTFOLIO

                   We are pleased to note that in this changing environment, Treasury Portfolio maintained its AAAm credit quality rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The
                   AAAm rating is historical and is based on annual analysis of the portfolio's credit quality, composition, management, and weekly portfolio review.
                    While the Federal Reserve pursued a tight money policy, Treasury Portfolio managers maintained a relatively short weighted average maturity; during December, for example, the Fund's weighted average maturity averaged 11 days. As short-term rates stayed unchanged from February until the Federal Reserve lowered rates on July 6, managers gradually extended weighted average maturity to 32 days at the close of the fiscal year. This strategy helped the average monthly yield of the Personal Investment Class of Treasury Portfolio to rise from 3.77% as of
                   August 31, 1994, to 5.22% as of August 31, 1995, excluding a short-term capital gain distributed during August.
                   At fiscal year end, net assets of the Personal Investment Class were $114.53 million, up from $88.58 million a year earlier.

                   OUTLOOK FOR THE FUTURE

                   As of fiscal year end, inflation seemed firmly under control. Economic signals were mixed but generally encouraging. The Federal Reserve prepared a sanguine economic review in advance of its September 26 meeting, at which the central bank's board left the federal funds rate unchanged. Such a relatively optimistic outlook allows
                   Treasury Portfolio to maintain a long weighted average maturity that seeks to maximize available yield without sacrificing liquidity or exposing the Fund to additional net asset value risk. As with any money market fund, an investment in Treasury Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share. At the close of the fiscal year, yields on money market funds such as Treasury Portfolio remained relatively attractive compared to other short-term investments.
                    We are pleased to send you this report concerning your Fund. AIM is committed to customer service and an investment objective that seeks to maximize current income while preserving capital and maintaining liquidity. As ever, we are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005.

                   Respectfully submitted,

                   /s/Charles T. Bauer

                   Charles T. Bauer
                   Chairman



AVERAGE                                       STIT Treasury Portfolio Personal Investment Class vs. IBC/Donoghue's Money
MONTHLY YIELD                                    Fund Averages(TM)--U.S. Treasury & Repurchase Agreements vs. IBC/
COMPARISON                                      Donoghue's Money Fund Averages(TM)--Government Only/Institutional Only

12 months ended 8/31/95
                                                                        [GRAPH APPEARS HERE]

                                                                   IBC/Donoghue's Money          IBC/Donoghue's Money
                    Measurement                                      Fund Averages--               Fund Averages--
                       Period      STIT Treasury Portfolio           Government Only/               U.S. Treasury &
                    9/94 - 8/95   Personal Investment Class         Institutional Only            Repurchase Agreements

                          9/94              4.00% Yield                     4.34% Yield                   4.02% Yield
                         10/94              4.06                            4.47                          4.11
                         11/94              4.57                            4.78                          4.47
                         12/94              4.92                            5.15                          4.80
                          1/95              4.95                            5.27                          4.88
                          2/95              5.34                            5.56                          5.24
                          3/95              5.43                            5.64                          5.35
                          4/95              5.46                            5.66                          5.38
                          5/95              5.46                            5.65                          5.36
                          6/95              5.46                            5.62                          5.36
                          7/95              5.30                            5.49                          5.19
                          8/95              5.22                            5.40                          5.11

                                 Yields are 30-day average yields for the month-ends shown.



WEIGHTED                                 STIT Treasury Portfolio vs. IBC/Donoghue's Money Fund Averages(TM)--
AVERAGE MATURITY                         U.S. Treasury & Repurchase Agreements vs. IBC/Donoghue's Money Fund
COMPARISON                                       Averages(TM)--Government Only/Institutional Only

12 months ended 8/31/95
                                                                        [GRAPH APPEARS HERE]

                                                                IBC/Donoghue's Money Fund       IBC/Donoghue's Money
                   Measurement                                          Averages--                Fund Averages--
                     Period                                         Government Only/             U.S. Treasury &
                  9/94 - 8/95     STIT Treasury Portfolio          Institutional  Only         Repurchase Agreements

                          9/94               17 Days                         37 Days                       37 Days
                         10/94               16                              38                            38
                         11/94               17                              35                            37
                         12/94               11                              34                            37
                          1/95               17                              33                            31
                          2/95               27                              35                            36
                          3/95               22                              36                            36
                          4/95               21                              39                            35
                          5/95               31                              39                            37
                          6/95               35                              42                            41
                          7/95               35                              42                            42
                          8/95               32                              44                            45

                                      Source: IBC's Money Market Insight(R) of Holliston, MA 01746


SCHEDULE OF INVESTMENTS

August 31, 1995

                                           MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 26.52%

U.S. TREASURY BILLS(a) - 22.83%

5.780%                                     10/05/95 $ 25,000  $   24,863,528
----------------------------------------------------------------------------
5.750%                                     10/26/95   50,000      49,560,764
----------------------------------------------------------------------------
5.775%                                     10/26/95   30,000      29,735,313
----------------------------------------------------------------------------
5.580%                                     11/02/95   25,000      24,759,750
----------------------------------------------------------------------------
5.620%                                     11/09/95   50,000      49,461,417
----------------------------------------------------------------------------
5.590%                                     11/16/95   30,000      29,645,966
----------------------------------------------------------------------------
5.655%                                     11/16/95   50,000      49,403,084
----------------------------------------------------------------------------
5.220%                                     11/30/95   12,500      12,336,875
----------------------------------------------------------------------------
5.590%                                     11/30/95   25,000      24,650,625
----------------------------------------------------------------------------
5.480%                                     12/07/95   25,000      24,630,861
----------------------------------------------------------------------------
5.335%                                     12/21/95   25,000      24,588,760
----------------------------------------------------------------------------
5.410%                                     12/21/95   50,000      49,165,958
----------------------------------------------------------------------------
5.330%                                     12/28/95   50,000      49,126,472
----------------------------------------------------------------------------
5.340%                                     12/28/95   25,000      24,562,416
----------------------------------------------------------------------------
5.280%                                     01/04/96   25,000      24,541,667
----------------------------------------------------------------------------
5.400%                                     01/04/96   20,000      19,625,000
----------------------------------------------------------------------------
5.410%                                     01/04/96   25,000      24,530,382
----------------------------------------------------------------------------
5.300%                                     01/11/96   34,200      33,535,380
----------------------------------------------------------------------------
5.380%                                     01/18/96   25,000      24,480,681
----------------------------------------------------------------------------
5.400%                                     01/25/96   25,000      24,452,500
----------------------------------------------------------------------------
5.415%                                     02/01/96   48,000      46,895,340
----------------------------------------------------------------------------
5.395%                                     02/08/96   25,000      24,400,556
----------------------------------------------------------------------------
5.460%                                     02/08/96   25,000      24,393,333
----------------------------------------------------------------------------
5.540%                                     08/22/96   20,000      18,904,224
----------------------------------------------------------------------------
5.550%                                     08/22/96   12,600      11,908,428
----------------------------------------------------------------------------
                                                                 744,159,280
----------------------------------------------------------------------------

U.S. TREASURY NOTES - 3.69%

8.625%                                     10/15/95   25,000      25,076,660
----------------------------------------------------------------------------
4.250%                                     11/30/95   50,000      49,768,670
----------------------------------------------------------------------------
7.750%                                     03/31/96   45,000      45,488,910
----------------------------------------------------------------------------
                                                                 120,334,240
----------------------------------------------------------------------------
   Total U.S. Treasury Securities                                864,493,520
----------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                  864,493,520
----------------------------------------------------------------------------

                                         MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS(b) - 73.86%

BT Securities Corp., 5.78%(c)               --    $130,000  $  130,000,000
-----------------------------------------------------------------------------
Barclays de Zoete Wedd Government
 Securities, Inc., 5.84%(d)              09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Bear, Stearns & Co. Inc., 5.84%(e)          --     140,000     140,000,000
-----------------------------------------------------------------------------
Daiwa Securities America Inc., 5.84%(f)  09/01/95  117,902     117,902,411
-----------------------------------------------------------------------------
Deutsche Bank Government Securities,
 Inc., 5.85%(g)                             --     160,000     160,000,000
 5.85%(h)                                   --     400,000     400,000,000
-----------------------------------------------------------------------------
First Boston Corp. (The), 5.80%(i)       09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Fuji Securities Inc., 5.85%(j)              --     100,000     100,000,000
 5.87%(k)                                   --     110,000     110,000,000
-----------------------------------------------------------------------------
Goldman, Sachs & Co., 5.80%(l)           09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
Lehman Government Securities, Inc.,
 5.82%(m)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
Nikko Securities Co., Ltd., 5.85%(n)        --     130,000     130,000,000
-----------------------------------------------------------------------------
Nomura Securities International, Inc.,
 5.83%(o)                                09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
SBC Government Securities, Inc.,
 5.83%(p)                                   --     140,000     140,000,000
-----------------------------------------------------------------------------
State Street Bank & Trust Co., 5.81%(q)  09/01/95  140,000     140,000,000
-----------------------------------------------------------------------------
UBS Securities Inc., 5.85%(r)               --     140,000     140,000,000
-----------------------------------------------------------------------------
   Total Repurchase Agreements                               2,407,902,411
-----------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.38%                              3,272,395,931(s)
-----------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES --
     (0.38%)                                                   (12,427,259)
-----------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                    $3,259,968,672
=============================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,590,000 U.S. Treasury Notes, 10.375% to 12.75% due 11/15/09 to 11/15/10.
(d) Entered into 08/31/95 with a maturing value of $140,022,711. Collateralized by $138,800,000 U.S. Treasury obligations, 4.25% to 8.875% due 10/15/95 to
    08/15/25.
(e) Open repurchase agreement entered into 07/06/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $264,550,000 U.S. Treasury STRIPS, due 05/15/97 to 02/15/09.
(f) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(g) Open repurchase agreement entered into 04/13/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $151,682,000 U.S. Treasury obligations, 0% to 8.75% due 04/04/96 to 05/15/21.
(h) Open repurchase agreement entered into 12/28/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $339,762,000 U.S. Treasury obligations, 5.375% to 11.25% due 09/30/96 to 02/15/20.

(i) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $145,970,000 U.S. Treasury Bills due 11/30/95 to 01/04/96.
(j) Open repurchase agreement entered into 01/11/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $216,668,000 U.S. Treasury STRIPS, due 02/15/99 to 05/15/14.
(k) Open joint repurchase agreement entered into 06/20/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations 0% to 9.25% due 05/15/97 to 02/15/16.
(l) Entered into 08/31/95 with a maturing value of $140,022,556. Collateralized by $131,445,000 U.S. Treasury obligations, 3.875% to 12.00% due 10/31/95 to
    11/15/18.
(m) Open repurchase agreement entered into 05/15/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $594,791,000 U.S. Treasury STRIPS, due 05/15/98 to 05/15/21.
(n) Open repurchase agreement entered into 05/15/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $132,685,000 U.S. Treasury Notes, 5.875% due 08/15/98.
(o) Entered into 08/31/95 with a maturing value of $140,022,672. Collateralized by $130,344,000 U.S. Treasury obligations, 0% to 11.125% due 12/28/95 to
    11/15/24.
(p) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $116,853,000 U.S. Treasury obligations, 0% to 11.875% due 03/07/96 to 08/15/23.
(q) Entered into 08/31/95 with a maturing value of $140,022,594. Collateralized by $132,870,000 U.S. Treasury Notes, 7.125% to 7.75% due 09/30/99 to
    11/30/99.
(r) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(s) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  864,493,520
------------------------------------------------------------------------
Repurchase agreements                                      2,407,902,411
------------------------------------------------------------------------
Interest receivable                                            3,526,829
------------------------------------------------------------------------
Investment for deferred compensation plan                         27,164
------------------------------------------------------------------------
Other assets                                                     170,052
------------------------------------------------------------------------
  Total assets                                             3,276,119,976
------------------------------------------------------------------------

LIABILITIES:

Deferred compensation payable                                     27,164
------------------------------------------------------------------------
Dividends payable                                             15,637,389
------------------------------------------------------------------------
Accrued advisory fees                                            173,398
------------------------------------------------------------------------
Accrued distribution fees                                        150,161
------------------------------------------------------------------------
Accrued transfer agent fees                                       30,953
------------------------------------------------------------------------
Accrued trustees' fees                                             6,457
------------------------------------------------------------------------
Accrued administrative services fees                              22,829
------------------------------------------------------------------------
Accrued operating expenses                                       102,953
------------------------------------------------------------------------
  Total liabilities                                           16,151,304
------------------------------------------------------------------------

NET ASSETS                                                $3,259,968,672

========================================================================

NET ASSETS:

Institutional Class                                       $2,669,637,166
========================================================================
Private Investment Class                                  $  394,585,487
========================================================================
Personal Investment Class                                 $  114,527,171
========================================================================
Cash Management Class                                     $   81,218,848
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        2,669,507,426
========================================================================
Private Investment Class                                     394,566,270
========================================================================
Personal Investment Class                                    114,521,888
========================================================================
Cash Management Class                                         81,214,894
========================================================================
Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                                 $169,306,110
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      1,925,198
-----------------------------------------------------------------------------
Custodian fees                                                       315,447
-----------------------------------------------------------------------------
Administrative services fees                                         208,753
-----------------------------------------------------------------------------
Trustees' fees and expenses                                           33,135
-----------------------------------------------------------------------------
Transfer agent fees                                                   91,597
-----------------------------------------------------------------------------
Professional fees                                                     96,603
-----------------------------------------------------------------------------
Distribution fees (Note 2)                                         1,751,898
-----------------------------------------------------------------------------
Other                                                                271,094
-----------------------------------------------------------------------------
  Total expenses                                                   4,693,725
-----------------------------------------------------------------------------
Less expenses assumed by advisor                                     (47,000)
=============================================================================
  Net expenses                                                     4,646,725
=============================================================================
Net investment income                                            164,659,385
-----------------------------------------------------------------------------
Net realized gain on sales of investments                             67,230
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $164,726,615
=============================================================================

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                   1995            1994
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  164,659,385  $  129,450,854
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            67,230          63,526
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    164,726,615     129,514,380
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (164,659,385)   (129,450,854)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investments                       (63,547)             --
-----------------------------------------------------------------------------
Share transactions-net                           232,658,749    (908,258,039)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets          232,662,432    (908,194,513)
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,027,306,240   3,935,500,753
-----------------------------------------------------------------------------
  End of period                               $3,259,968,672  $3,027,306,240
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,259,810,478  $3,027,151,729
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       158,194         154,511
-----------------------------------------------------------------------------
                                              $3,259,968,672  $3,027,306,240
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

NET ASSETS                                                        RATE
-----------------------------------------------------------------------
First $300 million                                                0.15%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $47,000 on the Treasury Portfolio Personal Investment Class during the year ended August 31, 1995.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $135,387 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $114,179 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to

Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Treasury Portfolio's Private Investment Class, Personal Investment Class and Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Treasury Portfolio Private Investment Class, the Treasury Portfolio Personal Investment Class and the Treasury Portfolio Cash Management Class accrued for compensation to FMC amounts of $1,244,628, $448,840 and $58,430, respectively, under the Plan. Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
 The Portfolio paid legal fees of $9,818 for the year ended August 31, 1995 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $8,687 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                       1995                               1994
                         ---------------------------------  ---------------------------------
                             SHARES            AMOUNT           SHARES            AMOUNT
                         ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class     13,265,129,336  $ 13,265,129,336   26,026,026,543  $ 26,026,026,543
---------------------------------------------------------------------------------------------
  Private Investment
   Class                   3,483,722,415     3,483,722,415      827,921,059       827,921,059
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                     628,065,796       628,065,796      343,375,963       343,375,963
---------------------------------------------------------------------------------------------
  Cash Management Class       97,195,296        97,195,296      142,326,763       142,326,763
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         11,558,277        11,558,277       11,688,081        11,688,081
---------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,167,906         2,167,906          361,516           361,516
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                       2,719,512         2,719,512        1,153,701         1,153,701
---------------------------------------------------------------------------------------------
  Cash Management Class        2,671,137         2,671,137        1,883,744         1,883,744
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (13,059,443,790)  (13,059,443,790) (27,238,038,910)  (27,238,038,910)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                  (3,504,019,234)   (3,504,019,234)    (619,863,560)     (619,863,560)
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (604,841,208)     (604,841,208)    (325,817,071)     (325,817,071)
---------------------------------------------------------------------------------------------
  Cash Management Class      (92,266,694)      (92,266,694)     (79,275,868)      (79,275,868)
---------------------------------------------------------------------------------------------
Net increase (decrease)      232,658,749  $    232,658,749     (908,258,039) $   (908,258,039)
=============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Personal Investment Class during each of the years in the four-year period ended August 31, 1995 and the period August 8, 1991 (date operations commenced) through August 31, 1991.

                              1995        1994     1993     1992     1991
                            --------     -------  -------  -------  ------
Net asset value, beginning
 of period                  $   1.00     $  1.00  $  1.00  $  1.00  $ 1.00
--------------------------  --------     -------  -------  -------  ------
Income from investment
 operations:
  Net investment income         0.05        0.03     0.03     0.04   0.003
--------------------------  --------     -------  -------  -------  ------
Less distributions:
  Dividends from net
   investment income           (0.05)      (0.03)   (0.03)   (0.04) (0.003)
--------------------------  --------     -------  -------  -------  ------
Net asset value, end of
 period                     $   1.00     $  1.00  $  1.00  $  1.00  $ 1.00
==========================  ========     =======  =======  =======  ======
Total return                    5.13%       3.02%    2.77%    4.07%   5.04%(a)
==========================  ========     =======  =======  =======  ======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)             $114,527     $88,582  $69,867  $23,853    $330
==========================  ========     =======  =======  =======  ======
Ratio of expenses to
 average net assets(b)          0.60%(c)    0.58%    0.53%    0.49%   0.81%(a)
==========================  ========     =======  =======  =======  ======
Ratio of net investment
 income to average net
 assets(b)                      5.03%(c)    2.99%    2.70%    3.55%   5.03%(a)
==========================  ========     =======  =======  =======  ======

(a) Annualized.
(b) Had there been no expense reimbursements, the ratios of expenses and net investment income to average net assets would have been 0.65% and 4.98%, respectively, for the year ended August 31, 1995, 0.66% and 2.91%, respectively, for the year ended August 31, 1994, 0.63% and 2.59%, respectively, for the year ended August 31, 1993.
(c) Ratios are based on average net assets of $89,767,973.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

                         TRUSTEES

Charles T. Bauer                              John F. Kroeger
Bruce L. Crockett                            Lewis F. Pennock            SHORT-TERM
Owen Daly II                                  Ian W. Robinson            INVESTMENTS TRUST
Carl Frischling                                Louis S. Sklar            (STIT)
Robert H. Graham

                         OFFICERS

Charles T. Bauer                                     Chairman
Robert H. Graham                                    President
John J. Arthur                 Sr. Vice President & Treasurer
Gary T. Crum                               Sr. Vice President
Carol F. Relihan                   Vice President & Secretary
Melville B. Cox                                Vice President
Karen Dunn Kelley                              Vice President
J. Abbott Sprague                              Vice President            Treasury Portfolio
Dana R. Sutton           Vice President & Assistant Treasurer            ------------------------------------------------
P. Michelle Grace                         Assistant Secretary            Personal                                  ANNUAL
Nancy L. Martin                           Assistant Secretary            Investment                                REPORT
Ofelia M. Mayo                            Assistant Secretary            Class
Kathleen J. Pflueger                      Assistant Secretary
Samuel D. Sirko                           Assistant Secretary
Stephen I. Winer                          Assistant Secretary
Mary J. Benson                            Assistant Secretary

                     INVESTMENT ADVISOR
                     A I M Advisors, Inc.
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 347-1919

                         DISTRIBUTOR
                   Fund Management Company
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 659-1005

                          CUSTODIAN                                                                       AUGUST 31, 1995
                    The Bank of New York
                    110 Washington Street
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll
               1735 Market Street, 51st Floor
                Philadelphia, PA 19103-7599

                 LEGAL COUNSEL TO TRUSTEES
     Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                     919 Third  Avenue
                    New York, NY 10022

                      TRANSFER AGENT
          A I M Institutional Fund Services, Inc.
              11 Greenway Plaza, Suite 1919
                     Houston, TX 77046

                          AUDITORS
                   KPMG Peat Marwick LLP
                 700 NationsBank Building
                    Houston, TX 77002

This report may be distributed only to current shareholders or           [LOGO APPEARS HERE]
to persons who have received a current Fund prospectus.                  Fund Management Company
